Investment in an Affiliate (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 05, 2016	Jun. 08, 2015	Aug. 13, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 04, 2016	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Carrying value of the investment				$ 0	$ 91,410
Gain/(loss) due to deconsolidation				0	(1,347,106)	$ 0
Equity in net losses of affiliated company				41,454	349,872	0
Debt facility amount exchanged				8,750	10,000	0
Cash consideration from sale				49,911	0	$ 0
$120,000 Note | Loan from Affilliate | Ocean Rig
Schedule of Equity Method Investments [Line Items]
Debt facility amount exchanged			$ 80,000
Number Of Shares Exchanged To Repay Debt			17,777,778
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Ownership interest in Ocean Rig	0.00%	47.20%					40.40%
Carrying value of the investment					401,878			$ 208,176
Market value of the investment		$ 514,047			91,410			$ 45,985
Share Price		$ 6.96
Gain/(loss) due to deconsolidation		$ (1,347,106)
Equity in net losses of affiliated company				41,454	349,872
Loss recognized due to impairment				$ 162,191	$ 310,468
Cash consideration from sale	$ 49,911
Gain on sale	792
Ocean Rig | Other comprehensive income
Schedule of Equity Method Investments [Line Items]
Gain on sale	$ 343